Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2017	2018

Prepaid expenses	$4,586	$7,931
Other current assets	539	392
Prepaid expenses and other current assets	$5,125	$8,323

Schedule of Property and Equipment
The estimated useful life of each asset category is as follows:

Estimated Useful Life

Computer equipment	3-5 years
Purchased software	1-5 years
Internal-use software	1-3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Buildings	27-30 years
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2017	2018

Computer equipment	$7,482	$9,369
Software	1,982	2,031
Capitalized internal-use software costs	8,631	13,880
Furniture and fixtures	5,234	5,478
Buildings	11,251	11,251
Leasehold improvements	1,324	1,490
Construction in progress	587	1,671
Build-to-suit lease asset under construction	—	8,281
Total property and equipment	36,491	53,451
Less: Accumulated depreciation	(14,034)	(21,810)
Property and equipment, net	$22,457	$31,641

Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	As of December 31,
	2017	2018

Accrued compensation	$18,568	$22,285
Accrued income and other taxes payable	3,492	5,408
Accrued other current liabilities	4,454	4,354
Accrued expenses	$26,514	$32,047